MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Schedule of Marketable Securities (USD $)	9 Months Ended
	Sep. 30, 2014	Jun. 19, 2014	May 19, 2014
MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Schedule of Marketable Securities [Line Items]
Warrant Fair Value	$ 31,625	$ 190,132	$ 0
Fair Value at Conversion	(158,507)
Warrant [Member] | Warrant #1 [Member]
MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Schedule of Marketable Securities [Line Items]
Warrant Fair Value	0	95,866	(94,719)
Fair Value at Conversion	(1,147)
Warrant [Member] | Warrant #2 [Member]
MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Schedule of Marketable Securities [Line Items]
Warrant Fair Value	633	2,666
Fair Value at Conversion	(2,033)
Convertible Debt Securities [Member]
MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Schedule of Marketable Securities [Line Items]
Warrant Fair Value	21,758	0	94,719
Fair Value at Conversion	(72,961)
Warrant #3 [Member]
MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Schedule of Marketable Securities [Line Items]
Warrant Fair Value	834	53,867
Fair Value at Conversion	(53,033)
Warrant #4 [Member]
MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Schedule of Marketable Securities [Line Items]
Warrant Fair Value	1,267	30,600
Fair Value at Conversion	(29,333)
Warrant # 5 [Member]
MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Schedule of Marketable Securities [Line Items]
Warrant Fair Value	7,133	7,133
Fair Value at Conversion	$ 0